Summary of Significant Accounting Policies (composition of cash, cash equivalents and restricted cash) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 157	$ 814	$ 2,038	$ 737
Restricted cash	71	71	71	101
Total cash, cash equivalents and restricted cash as shown on statement of cash flows	$ 228	$ 885	$ 2,109	$ 838